Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Entity Registrant Name	C3IS INC.
Entity Central Index Key	0001951067
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CISS
Security Exchange Name	NASDAQ
Entity Shell Company	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Document Shell Company Report	false
Securities Act File Number	001-41717
Entity Incorporation, State or Country Code	1T
Document Registration Statement	false
Entity Address, Address Line One	331 Kifissias Avenue
Entity Address, Address Line Two	Erithrea
Entity Address, City or Town	Athens
Entity Address, Postal Zip Code	14561
Entity Address, Country	GR
Contact Personnel Fax Number	625 0018
Auditor Location	Athens, Greece
Auditor Firm ID	1163
Auditor Name	Deloitte Certified Public Accountants S.A.
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Dr. Diamantis Andriotis
Entity Address, Address Line One	331 Kifissias Avenue
Entity Address, Address Line Two	Erithrea
Entity Address, City or Town	Athens
Entity Address, Postal Zip Code	14561
Entity Address, Country	GR
Country Region	30
City Area Code	210
Local Phone Number	625 0001
Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	706,500
Series A Convertible Preferred Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	600,000